Seed Capital and Private Equity Investments Valued Using NAV (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair Value	$ 194
Unfunded commitments	24
Hedge Funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair Value	9	[1]
Redemption frequency	Monthly-quarterly	[1]
Redemption notice period	3-45 days	[1]
Private Equity Funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair Value	122	[2]
Unfunded commitments	24	[2]
Other Funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair Value	$ 63	[3]
Redemption frequency	Monthly-yearly	[3]

[1]	Hedge funds include multi-strategy funds that utilize a variety of investment strategies and equity long-short hedge funds that include various funds that invest over both long-term investment and short-term investment horizons.
[2]	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
[3]	Other funds include various market neutral, leveraged loans, real estate and structured credit funds.